Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Plant and Equipment [Abstract]
Schedule of Plant and Equipment
	As of January 1, 2023	Addition	Deconsolidation	As of December 31, 2023	Addition	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Plant and equipment, at cost
Equipment & Machine	10,317,196	4,704,560	(2,553,195)	12,468,561	4,894,732	17,363,293	3,884,058
Computer & Handphone	116,057	—	(1,638)	114,419	—	114,419	25,595
License	—	775,901	—	775,901	—	775,901	173,564
Renovation	1,047,590	43,892	(1,047,590)	43,892	—	43,892	9,819
Total cost	11,480,843	5,524,353	(3,602,423)	13,402,773	4,894,732	18,297,505	4,093,036

	As of January 1, 2023	Depreciation for the year	(Deconsolidation)	As of December 31, 2023	Depreciation for the year	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Accumulated Depreciation
Equipment & Machine	1,208,147	1,257,119	(234,523)	2,230,743	1,576,753	3,807,496	851,713
Computer & Handphone	33,876	23,048	(601)	56,323	22,676	78,999	17,672
License	—	64,836	—	64,836	77,590	142,426	31,860
Renovation	507,068	294,076	(797,351)	3,793	10,973	14,766	3,303
Total accumulated depreciation	1,749,091	1,639,079	(1,032,475)	2,355,695	1,687,992	4,043,687	904,548

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Carrying Amount
Equipment & Machine	10,237,818	13,555,797	3,032,345
Computer & Handphone	58,096	35,420	7,923
License	711,065	633,475	141,704
Renovation	40,099	29,126	6,516
Total carrying amount	11,047,078	14,253,818	3,188,488